Debt securities - US operations (Details) - GBP (£) £ in Millions		Jun. 30, 2018	Dec. 31, 2017
Financial investments
Debt securities	[1]	£ 160,305	£ 171,374
Operating segments | US
Financial investments
Debt securities		36,115	35,378
Operating segments | US | Available-for-sale
Financial investments
Debt securities		35,860	35,293
Operating segments | US | Government
Financial investments
Debt securities		4,737	4,835
Operating segments | US | Publicly traded and SEC rule 144A securities
Financial investments
Debt securities		23,346	22,849
Operating segments | US | Non-SEC Rule 144A securities
Financial investments
Debt securities		4,659	4,468
Operating segments | US | Asset-backed securities
Financial investments
Debt securities		£ 3,373	£ 3,226

[1]	Included within equity securities and portfolio holdings in unit trusts, debt securities and other investments are £8,993 million of lent securities as at 30 June 2018 (31 December 2017: £8,232 million).